Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Long-term Debt
Long-Term Debt

	December 31, 2012	December 31, 2011
$1,900.0 Senior Secured Credit Facilities:
Extended Term Loans due 2017	$677.4	$—
Non-Extended Term Loans due 2014	728.6	1,719.0
Total $1,900.0 Senior Secured Credit Facilities	1,406.0	1,719.0
9.75% Senior Secured Notes due 2018	235.0	—
Senior Floating Rate Notes due 2015	204.3	204.3
9.50% Senior Fixed Rate Notes due 2015	271.3	271.3
Faneuil Revolving Credit Facility	—	25.6
Capital lease obligations	3.1	4.5
Unamortized original issue discount and acquisition accounting-related fair value discount	(271.9)	(412.7)
	1,847.8	1,812.0
Less: current maturities	(78.5)	(45.1)
Long-term debt, net of current maturities	$1,769.3	$1,766.9

$1,900.0 Senior Secured Credit Facilities
Extended Term Loans
On July 24, 2012, an amendment (the "Amendment") entered into on May 10, 2012 by the Company to its credit agreement dated as of April 4, 2007 (the "Credit Agreement") became effective, thereby extending the maturity of $973.0 of term loans under the Credit Agreement (the "Extended Term Loans") from June 2014 to June 2017 (subject to a springing maturity 90 days prior to the maturity date of the Company's 2015 Senior Notes (as defined hereinafter) if such notes have not been repaid, extended or refinanced). The effectiveness of the Amendment was conditioned on, among other customary conditions, the repayment of $280.2 of the Extended Term Loans, which repayment was made with net proceeds from the issuance of the 2018 Senior Secured Notes (as defined hereinafter) and cash on hand. After giving effect to such repayment and the effectiveness of the Amendment, there were $692.8 of Extended Term Loans outstanding and $729.0 of non-extended term loans (the "Non-Extended Term Loans") outstanding. The Company is required to repay the Extended Term Loans in equal quarterly installments in aggregate annual amounts equal to 10% of the original extended amount after giving effect to the $280.2 prepayment thereof required as a condition precedent to the effectiveness of the Amendment. The Amendment also includes several covenants in addition to those covenants in the Credit Agreement. The weighted average interest rate on the principal amount of Extended Term Loans outstanding was 5.5% at December 31, 2012.
The Extended Term Loans bear, at the Company's option, interest at:

•	A rate per annum equal to the higher of (a) the prime rate of Credit Suisse and (b) the Federal Funds rate plus 0.50%, in each case plus an applicable margin of 4.25% per annum; or
•A rate per annum equal to a reserve-adjusted LIBOR rate, plus an applicable margin of 5.25% per annum.
Non-Extended Term Loans
On April 4, 2007, the Company and substantially all of its subsidiaries as co-borrowers entered into the Credit Agreement. The Credit Agreement provides for a $1,800.0 senior secured term loan (the "Term Loan"), which was fully drawn at closing on May 1, 2007 and matures on June 30, 2014 with respect to the Non-Extended Term Loans. The Company is required to repay the Non-Extended Term Loans in equal quarterly installments in aggregate annual amounts equal to 1% of the original principal amount multiplied by the ratio of Non-Extended Term Loans outstanding on the effective date of the Amendment to the total Non-Extended Term Loans and Extended Term Loans outstanding on the effective date of the Amendment prior to giving effect to the prepayment required as a condition precedent to the effectiveness of the Amendment. In addition, the Credit Agreement requires that a portion of the Company's excess cash flow be applied to prepay amounts borrowed, as further described below. The Credit Agreement also provides for a $100.0 revolving credit facility (the "Revolver") that matures on June 28, 2013. The Revolver includes an up to $60.0 subfacility in the form of letters of credit and an up to $30.0 subfacility in the form of short-term swing line loans. The weighted average interest rate on the principal amount of Non-Extended Term Loans outstanding was 2.7% at December 31, 2012. As of December 31, 2012, there were no outstanding borrowings under the Revolver and there was $92.2 available for borrowing (giving effect to the issuance of $7.8 of letters of credit). The Revolver was terminated on February 20, 2013 upon the execution of a new revolving credit facility. See Note 20 for a discussion of the new revolving credit facility.
Under certain circumstances, the Company is permitted to incur additional term loan and/or revolving credit facility indebtedness in an aggregate principal amount of up to $250.0. In addition, the terms of the Credit Agreement, the 2015 Senior Notes (as defined hereinafter), and the 2018 Senior Secured Notes (as defined hereinafter) allow the Company to incur substantial additional debt.
The Non-Extended Term Loans bear, at the Company's option, interest at:

•
A rate per annum equal to the higher of (a) the prime rate of Credit Suisse and (b) the Federal Funds rate plus 0.50%, in each case plus an applicable margin of 1.50% per annum for revolving loans and for term loans; or

•	A rate per annum equal to a reserve-adjusted LIBOR rate, plus an applicable margin of 2.50% per annum for revolving loans and for term loans.
The Credit Agreement has a commitment fee of 0.50% for the unused portion of the Revolver and a weighted average commitment fee of 2.51% for issued letters of credit. Interest rate margins and commitment fees under the Revolver are subject to reduction in increments based upon the Company achieving certain consolidated leverage ratios.
The Company and each of its existing and future domestic subsidiaries, other than unrestricted subsidiaries, certain immaterial subsidiaries, subsidiaries that do not guarantee other debt of the Company and subject to certain other exceptions, are guarantors and may also be co-borrowers under the Credit Agreement. In addition, the Company's direct parent, CA Acquisition Holdings, Inc., is a guarantor under the Credit Agreement. The senior secured credit facilities are secured by a perfected first priority security interest in substantially all of the Company's, each of the co-borrowers' and the guarantors' tangible and intangible assets and equity interests (other than voting stock in excess of 65.0% of the outstanding voting stock of each direct foreign subsidiary and certain other excluded property).
The Credit Agreement contains customary affirmative and negative covenants including, among other things, restrictions on indebtedness, liens, mergers and consolidations, sales of assets, loans, acquisitions, restricted payments, transactions with affiliates, dividends and other payment restrictions affecting subsidiaries and sale-leaseback transactions. The Credit Agreement requires the Company to maintain a maximum consolidated leverage ratio solely for the benefit of lenders under the Revolver. The Company has the right to prepay the term loans at any time without premium or penalty, subject to certain breakage costs, and the Company may also reduce any unutilized portion of the Revolver at any time, in minimum principal amounts set forth in the Credit Agreement. The Company is required to prepay the term loans with 50% of excess cash flow (as defined in the Credit Agreement, with certain reductions set forth in the Credit Agreement, based on achievement and maintenance of leverage ratios) and 100% of the net proceeds of certain issuances, offerings or placements of debt obligations of the Company or any of its subsidiaries (other than permitted debt). Each such prepayment will be applied first to the next eight unpaid quarterly amortization installments on the term loans and second to the remaining amortization installments on the term loans on a pro rata basis. No such excess cash flow payment is required in 2013 with respect to 2012. Excess cash flow payments of $12.5 and $3.5 were paid in March 2012 and 2011, respectively, for 2011 and 2010, respectively. No such excess cash flow payments were required in 2010 and 2009. Under the terms of the Credit Agreement such excess cash flow payments were applied against other mandatory payments due in the same year of the excess cash flow payment.
The Credit Agreement also contains certain customary affirmative covenants and events of default. Such events of default include, but are not limited to: non-payment of amounts when due; violation of covenants; material inaccuracy of representations and warranties; cross default and cross acceleration with respect to other material debt; bankruptcy and other insolvency events; certain ERISA events; invalidity of guarantees or security documents; and material judgments. Some of these events of default allow for grace periods.
If a change of control (as defined in the Credit Agreement) occurs, the Company will be required to make an offer to prepay all outstanding term loans under the Credit Agreement at 101% of the outstanding principal amount thereof plus accrued and unpaid interest, and lenders holding a majority of the revolving credit commitments may elect to terminate the revolving credit commitments in full. The Company is also required to offer to prepay outstanding term loans at 100% of the principal amount to be prepaid, plus accrued and unpaid interest, with the proceeds of certain asset sales under certain circumstances.
Senior Notes due 2015
On May 1, 2007, the Company issued $305.0 aggregate principal amount of Senior Floating Rate Notes due 2015 (the "Floating Rate Notes") and $310.0 aggregate principal amount of 9.50% Senior Fixed Rate Notes due 2015 (the "Fixed Rate Notes" and, together with the Floating Rate Notes, the "2015 Senior Notes"). The 2015 Senior Notes mature on May 15, 2015. The Fixed Rate Notes bear interest at a rate per annum of 9.50%, payable on May 15 and November 15 of each year. The Floating Rate Notes bear interest at a rate per annum equal to the Applicable LIBOR Rate (as defined in the indenture governing the 2015 Senior Notes (the "2015 Senior Notes Indenture")), subject to a floor of 1.25%, plus 4.75%, payable on February 15, May 15, August 15 and November 15 of each year. The interest rate on the Floating Rate Notes was 6.0% at December 31, 2012. The Senior Notes are unsecured and are therefore effectively subordinated to all of the Company's senior secured indebtedness, including outstanding borrowings under the Credit Agreement and the 2018 Senior Secured Notes. The Company and each of its existing subsidiaries, other than unrestricted subsidiaries and certain immaterial subsidiaries and certain other exceptions, are guarantors and may also be co-issuers under the 2015 Senior Notes.
The 2015 Senior Notes Indenture contains customary restrictive covenants, including, among other things, restrictions on the Company's ability to incur additional debt, pay dividends and make distributions, make certain investments, repurchase stock, incur liens, enter into transactions with affiliates, enter into sale and lease back transactions, merge or consolidate and transfer or sell assets. The Company must offer to repurchase all of the 2015 Senior Notes upon the occurrence of a "change of control," as defined in the 2015 Senior Notes Indenture, at a purchase price equal to 101% of their aggregate principal amount, plus accrued and unpaid interest. The Company must also offer to repurchase the 2015 Senior Notes with the proceeds from certain sales of assets, if it does not apply those proceeds within a specified time period after the sale, at a purchase price equal to 100% of their aggregate principal amount, plus accrued and unpaid interest.
9.75% Senior Secured Notes due 2018
On July 24, 2012, the Company and Harland Clarke Corp., Harland Financial Solutions, Inc., Scantron Corporation and Checks in the Mail, Inc. (together, the "Co-Issuers") completed an offering of $235.0 aggregate principal amount of 9.75% Senior Secured Notes due 2018 (the "2018 Senior Secured Notes"). The Company used the net proceeds from the offering, together with cash on hand, to repay $280.2 aggregate principal amount of outstanding Extended Term Loans under its Credit Agreement.
The 2018 Senior Secured Notes were issued pursuant to an indenture, dated as of July 24, 2012 (the "2018 Senior Secured Notes Indenture"), among the Company, the Co-Issuers, certain of the Company's domestic subsidiaries that guarantee the 2018 Senior Secured Notes (the "Guarantors") and Wells Fargo Bank, National Association, as trustee and collateral agent (the "Trustee"). The Guarantors have guaranteed (the "Guarantees") the Company's and Co-Issuers' obligations under the 2018 Senior Secured Notes and the 2018 Senior Secured Notes Indenture on a senior secured basis. The 2018 Senior Secured Notes and the Guarantees are secured pursuant to a Security Agreement, dated as of July 24, 2012, by and among the Company, the Co-Issuers, the Guarantors and Wells Fargo Bank, National Association, as collateral trustee (the "Collateral Trustee") and a Collateral Trust Agreement, dated as of July 24, 2012, by and among the Company, certain subsidiaries of Harland Clarke Holdings Corp. named therein, Credit Suisse AG, Cayman Islands branch, as credit agreement collateral agent, and Wells Fargo Bank, National Association, as trustee and as collateral trustee.
The 2018 Senior Secured Notes will mature on August 1, 2018. The Company will pay interest on the 2018 Senior Secured Notes at 9.75% per annum, semiannually in arrears on each of February 1 and August 1 to holders of record at the close of business on the immediately preceding January 15 and July 15 of each year, commencing on February 1, 2013.
The 2018 Senior Secured Notes are senior secured obligations of the Company and the Co-Issuers and the Guarantees are senior secured obligations of the Guarantors. The 2018 Senior Secured Notes and the Guarantees rank as follows: (i) secured on a first-priority basis, equally and ratably with all obligations of the Company, the Co-Issuers and the Guarantors that are secured by pari passu liens on the collateral, including their existing senior secured credit facilities; (ii) effectively junior to all of the Company's, Co-Issuers' and the Guarantors' obligations under any future asset-based revolving credit facility to the extent of the value of the current asset collateral held by the Company, the Co-Issuers and the Guarantors; (iii) structurally subordinated to any existing and future indebtedness and other liabilities of any existing and future subsidiaries of the Company that are not Guarantors; (iv) pari passu in right of payment with all of the existing and future senior indebtedness of the Company, the Co-Issuers and the Guarantors and effectively senior to the extent of the value of the collateral to any future unsecured indebtedness of the Company, the Co-Issuers and the Guarantors that is secured by liens on the collateral that are junior to the liens securing the Senior Secured Notes and the Guarantees or that is unsecured; and (v) senior in right of payment to any existing and future subordinated indebtedness of the Company, the Co-Issuers and the Guarantors.
The 2018 Senior Secured Notes and the Guarantees are secured on a first-priority basis, equally and ratably with the indebtedness under the Credit Agreement, by substantially all of the Company's, the Co-Issuers' and the Guarantors' assets, subject to certain exceptions and permitted liens.
Beginning with the fiscal year of the Company ending December 31, 2013, if the Company's secured leverage ratio exceeds 3.25 for 2013 and 3.00 for 2014 and after, the Company will be required to offer to purchase an amount of the 2018 Senior Secured Notes equal to the greater of (1) $15.0 and (2) 50% of its excess cash flow for the applicable period, less any voluntary prepayments of 2018 Senior Secured Notes or credit facility indebtedness and certain mandatory prepayments made during the applicable period and subject to certain other exceptions, at a purchase price equal to 100% of the principal amount of the 2018 Senior Secured Notes, plus accrued and unpaid interest and additional interest. Upon the occurrence of a change of control or if the Company sells certain assets, the Company may be required to make an offer to purchase the 2018 Senior Secured Notes at certain specified prices.
The 2018 Senior Secured Notes Indenture contains covenants that, among other things, limit the Company's, the Co-Issuers' and the Guarantors' ability to (i) incur or guarantee additional indebtedness or issue preferred stock; (ii) grant liens on assets; (iii) pay dividends or make distributions to stockholders; (iv) repurchase or redeem capital stock or subordinated indebtedness; (v) make investments or acquisitions; (vi) enter into sale/leaseback transactions; (vii) incur restrictions on the ability of the Company's subsidiaries to pay dividends or to make other payments to the Company; (viii) enter into transactions with the Company's affiliates; (ix) merge or consolidate with other companies or transfer all or substantially all assets; and (x) transfer or sell assets. These covenants are subject to important exceptions and qualifications. The 2018 Senior Secured Notes Indenture contains affirmative covenants and events of default that are customary for indentures governing high-yield debt securities.
Faneuil Revolving Credit Facilities
Faneuil had a $35.5 revolving credit facility (the "Revolving Credit Agreement"), which was to mature on June 1, 2012 and was paid in full on January 25, 2012. At December 31, 2011, Faneuil had $25.6 drawn under the Revolving Credit Agreement. The Revolving Credit Agreement allowed Faneuil to choose from two different interest rate options. The first option was LIBOR plus 2.5% per annum and the second option was Prime Rate minus 1.25%. The effective interest rate on the Revolving Credit Agreement at December 31, 2011 was 3.25%.
The Revolving Credit Agreement contained certain covenants and restrictions including covenants and restrictions related to change of control, mergers, dissolution, accounting methodology, indebtedness, dividends and distributions. The Revolving Credit Agreement was collateralized by substantially all of the assets of Faneuil, and was secured by a pledge of the shares of Faneuil's parent.
On January 25, 2012, Faneuil entered into a new $25.0, two-year, revolving credit agreement with MacAndrews & Forbes Group LLC, which is an indirect wholly owned subsidiary of MacAndrews. This revolver was drawn in full on January 25, 2012 and the proceeds, along with cash on hand, were used to pay in full the outstanding balance of $25.6 plus all accrued interest under the Revolving Credit Agreement. Faneuil terminated the Revolving Credit Agreement and it is no longer available for borrowing.
On March 19, 2012, in connection with the Faneuil Acquisition, Faneuil's $25.0 revolving credit facility with MacAndrews & Forbes Group LLC was extinguished and Faneuil no longer has any loans outstanding.
Loss on Early Extinguishment of Debt
In connection with the repayment of $280.2 of the Extended Term Loans in the third quarter of 2012, the Company recorded a loss on early extinguishment of debt of $34.2 resulting from the write-off of unamortized acquisition accounting-related fair value discount, which was attributable to the MacAndrews Acquisition (see Note 3).
During 2011, the Company extinguished debt with a total principal amount of $2.5 with a carrying value of $1.6, after acquisition accounting related fair value adjustments, by purchasing 2015 Senior Notes in an individually negotiated transaction for a purchase price of $1.7, resulting in a loss of $0.1.
Capital Lease Obligations
The Company has outstanding capital lease obligations with principal balances totaling $3.1 and $4.5 at December 31, 2012 and December 31, 2011, respectively. These obligations have imputed interest rates ranging from 0.0% to 9.6% and have required payments of $1.5 in 2013, $1.3 in 2014, $0.2 in 2015 and $0.1 in 2016.
Annual Maturities
Annual maturities of long-term debt (excluding capital lease obligations) during the next five years are as follows:

2013	$77.0
2014	790.1
2015	544.9
2016	69.3
2017	400.3